RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6. RELATED PARTY TRANSACTIONS

Due from related parties

Due from related parties consists of the following:

	December 31,
Name of related parties	2022	2021
Qilun Classical Art Creation (Shenzhen) Studio	756,500	-
UNIMOS Holdings Limited	6,100	6,100
Sancai Holdings Limited	1,100	1,100
	$763,700	$7,200

Amount due from UNIMOS Holdings Limited and Sancai Holdings Limited were mainly for the paid-in capital to be paid. UNIMOS Holdings Limited and Sancai Holdings Limited are shareholders of the Company.

Amount due from Qilun Classical Art Creation (Shenzhen) Studio mainly represented amounts borrowed from the Company. The annual interest rate is 10% and the maturity date is July 26, 2023. The balance includes $31,579 interest receivable. The founder of Qilun Classical Art Creation (Shenzhen) Studio was Ruowen Li’s father.

Amount due to related parties

Amount due to related parties consisted of the following as of the periods indicated:

	December 31,
Name of related parties	2022	2021
Guangyi Sui	$931,028	$-
Ruowen Li	207,333	191,953
Jingxia Yang	15,263	380,420
	$1,153,624	$572,373

On October 14, 2022, the original shareholders of Qilun Culture (Shenzhen) signed Equity Transfer Agreements with Qilun Holding (Shenzhen), whereby shareholders of Qilun Culture (Shenzhen) transferred 100% of the controlling interest in Qilun Culture (Shenzhen) to Qilun Holding (Shenzhen). Amounts due to related parties represented the equity transfer payment to Guangyi Sui, Ruowen Li and Jingxia Yang. The amounts due to Ruowen Li also include amounts paid by Ruowen Li for the daily operation of the Company. Guangyi Sui owns 100% of UNIMOS Holdings Limited and owns approximately 52.34% of the total voting power of our outstanding Shares.UNIMOS Holdings Limited is a shareholder of the Company.

Ruowen Li is the CEO, director and shareholder of Qilun, and Jingxia Yang is her parent. These debts due to related parties were unsecured, repayable on demand, and interest free.

Account receivables from related parties

	December 31,
Name of related parties	2022	2021
Yuanheng Culture Art Creative Co., Ltd.	$-	$2,604
	$-	$2,604

Account receivables from Yuanheng Culture Art Creative Co., Ltd. mainly represented the balance of product sales to Yuanheng at the end of year 2021. Yuanheng Culture Art Creative Co., Ltd. was 50% owned by Ruowen Li and 50% by Ruowen Li’s mother. Ruowen Li is the CEO, director and shareholder of Qilun.

Accounts payable to related parties

	December 31,
Name of related parties	2022	2021
Guangyi Sui	$89,745	$-
Qilun Classical Art Creation (Shenzhen) Studio	188,480	-
Total	$278,225	$-

Related parties’ transactions

Purchase from related parties consisted of the following for the periods indicated:

	For the Year ended December 31,
Name of related parties	2022	2021
Qilun Classical Art Creation (Shenzhen) Studio	$1,237,952	$-
Guangyi Sui	290,560	51,149
Zhaodong Li	-	108,497
Total	$1,528,512	$159,646

Sales to related parties consisted of the following for the periods indicated:

	For the Year ended December 31,
Name of related parties	2022	2021
Yuanheng Culture Art Creative Co., Ltd.	$109,040	$73,294
Jingxia Yang	243,135	196,430
Total	$352,175	$269,724

Interest income from related parties consisted of the following for the periods indicated:

	For the Year ended December 31,
Name of related parties	2022	2021
Qilun Classical Art Creation (Shenzhen) Studio	$32,372	$-
Total	$32,372	$-